Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2015
Interest and Debt Expense [Abstract]
Schedule Of Financial Expenses, Net

	Year ended December 31,
	2015	2014	2013
Expenses:
Interest on long-term bank debt	$(2,365)	$(2,828)	$(4,825)
Interest on Series A Notes, net	(6,812)	(7,954)	(9,715)
Interest on short-term bank credit and loans	(2,604)	(2,787)	(2,444)
Gain (loss) from exchange rate differences, net	(6,341)	(12,516)	(12,307)
Other	(4,144)	(24,098)	(11,145)
	(22,266)	(50,183)	(40,436)
Income:
Interest on cash, cash equivalents and bank deposits	850	1,404	1,035
Other	1,176	1,281	2,091
	2,026	2,685	3,126
	$(20,240)	$(47,498)	$(37,310)